Financial Instruments (Tables)	12 Months Ended
Dec. 31, 2013
Notes to Consolidated Financial Statements [Abstract]
Schedule of Derivative Instruments in Statement of Financial Position, Fair Value [Text Block]

	Asset Derivatives		Liability Derivatives
(dollars in millions)	2013	2012	2013	2012
Derivatives designated as hedging instruments	$59	$78	$103	$11
Derivatives not designated as hedging instruments	31	50	54	138

Schedule of Derivative Instruments, Gain (Loss) in Statement of Financial Performance [Text Block]

	December 31,
(dollars in millions)	2013	2012
(Loss) gain recorded in Accumulated other comprehensive loss	$(136)	$88
(Loss) gain reclassified from Accumulated other comprehensive loss into Product sales (effective portion)	(25)	31